NON-CONTROLLING INTERESTS - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Non Controlling Interest [Line Items]
Equity	$ 21,767	$ 20,480	$ 19,402	$ 15,562
Non-controlling interest
Disclosure of Non Controlling Interest [Line Items]
Equity	16,894	15,068
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Equity	11,100	11,086	10,289	7,578
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Equity	56	68	67	58
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Equity	2,721	3,317	3,266	2,843
Class A shares of Brookfield Renewable Corporation
Disclosure of Non Controlling Interest [Line Items]
Equity	2,408	0
Preferred equity
Disclosure of Non Controlling Interest [Line Items]
Equity	$ 609	$ 597	$ 568	$ 616